TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Taxation Disclosure [Line Items]
Schedule of income/(loss) from domestic and foreign components before income tax expenses
Income/(loss) from domestic and foreign components before income tax expenses and equity in income of affiliates (RMB in millions):

	2023	2024	2025
Domestic	13,368	15,922	19,661
Foreign	(2,688)	1,081	19,187

Total	10,680	17,003	38,848

Schedule of composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2023	2024	2025
Current income tax expense	2,511	3,109	5,526
Deferred tax (benefit)/expense	(761)	(505)	289

Income tax expense	1,750	2,604	5,815

Schedule of cash paid for Income taxes
The amount of cash paid for income taxes, net of refunds received, by jurisdiction were as follows:

2025
Domestic	3,273

Foreign jurisdictions:
India	2,073
Other foreign jurisdictions	394
Total Foreign jurisdictions	2,467

Cash paid for taxes, net of refunds received	5,740

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, the reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate for the year ended December 31, 2025 was as follows (in millions, except percentages):

	2025
	%	Amount
PRC Statutory Tax Rate	25.0%	9,712
Effect of preferential tax treatments inside the Chinese mainland	(2.9%)	(1,133)
Foreign tax effects:
Singapore
— Change in fair value of equity securities investments and exchangeable senior notes	(1.1%)	(421)
— Other	0.5%	193
Cayman
— Statutory tax rate difference between Cayman and PRC	0.2%	68
— Change in fair value of equity securities investments and exchangeable senior notes	(0.9%)	(337)
— Share-based payment awards	0.8%	298
India
— Tax rate difference between Indian capital gain tax and PRC statutory tax rate	(4.4%)	(1,724)
Other foreign jurisdictions	(1.6%)	(631)
Changes in Valuation Allowances	0.1%	36
Nontaxable or Nondeductible Items:
— Excess tax benefits related to R&D expense	(1.3%)	(504)
— Other	(0.8%)	(300)
Other Adjustments:
— Withholding tax on the earnings distributed and anticipated to be remitted from the Chinese mainland	1.4%	558
Effective EIT rate	15.0%	5,815

The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 were as follows:

	2023	2024
Statutory tax rate	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	2%	2%
— Change in fair value of equity securities investments and exchangeable senior notes	3%	(2%)
— Others	(2%)	(3%)
R&D expense super deduction	(6%)	(5%)
Effect of preferential tax treatments inside the Chinese mainland	(10%)	(6%)
Difference in tax rates of subsidiaries outside the Chinese mainland	1%	1%
Changes in valuation allowance	(5%)	(1%)
Withholding tax on the earnings distributed and anticipated to be remitted	8%	4%

Effective EIT rate	16%	15%

Schedule of effect of preferential tax treatments	The following table sets forth the effect of preferential tax treatments on China operations:

	2023	2024	2025

	RMB (in millions, except per share data)
Preferential tax treatments effect	826	1,098	1,140
Basic net income per ADS effect	1.27	1.68	1.73
Diluted net income per ADS effect	1.23	1.59	1.63

Schedule of significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2024	2025
Deferred tax assets
Accrued expenses	1,454	1,127
Losses carry forwards	1,402	1,432
Accrued liability for rewards programs	370	514
Accrued staff related expenses	346	308
Other	394	250
Less: Valuation allowance of deferred tax assets	(712)	(876)

	3,254	2,755
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,363)	(3,391)
Withholding tax on undistributed earnings	(735)	(558)

	(4,098)	(3,949)
Net deferred tax liabilities	(844)	(1,194)

Schedule of movement of valuation allowances
Movement of valuation allowances were as follows (RMB in millions):

	2023	2024	2025

Balance at beginning of year	1,513	922	712
Changes in current year	(591)	(210)	164

Balance at end of year	922	712	876

Subsidiaries
Taxation Disclosure [Line Items]
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The impacts on effective tax rates from the Company’s subsidiaries with preferential tax treatment in the Chinese mainland are as follows:

		2023	2024	2025
Ctrip Computer Technology	15%	(3.1%)	(2.3%)	(1.2%)
Ctrip Travel Information	15%	(0.1%)	0.1%	0.0%
Ctrip Travel Network	15%	(3.2%)	(1.5%)	(0.3%)
Chengdu Information	15%	(0.8%)	(0.5%)	(0.4%)
Beijing Hujinxinrong Technology Co., Ltd	15%	(0.7%)	(0.7%)	(0.3%)
Qunar and subsidiaries	15%	(1.6%)	(1.1%)	(0.6%)
Other	various	(0.0%)	(0.4%)	(0.1%)

Total		(9.5%)	(6.4%)	(2.9%)